UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:  Cadmus Capital Management, LLC

Address:  150 East 52nd Street, 27th Floor
          New York, New York 10022

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Laura Roche
Title:  Chief Financial Officer
Phone:  (212) 829-1633


Signature, Place and Date of Signing:


/s/ Laura Roche               New York, New York            November 14, 2006
--------------------          ------------------            --------------------
     [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      20

Form 13F Information Table Value Total: $170,399
                                        (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                            FORM 13F INFORMATION TABLE

Name of Security                    Title        Cusip      Value      Shares or Sh/  Put/    Invstmt  Other     Voting Authority
                                  of Class       Number     (x000)     Prn Amt   Prn  Call    Dscrtn   Mngrs   Sole  Shared    None
Aircastle Ltd                        COM        G0129k104   18,651     641,800    SH           SOLE    NONE          641,800
Annaly Cap Mgmt Inc                  COM        035710409   16,157   1,229,600    SH           SOLE    NONE        1,229,600
Anworth Mortgage Asset Cp            COM        037347101    7,366     882,200    SH           SOLE    NONE          882,200
Brookfield Homes Corp                COM        112723101    6,055     215,015    SH           SOLE    NONE          215,015
Carbo Ceramics Inc                   COM        140781105    6,485     180,000    SH           SOLE    NONE          180,000
Crosstex Energy Inc                  COM        22765Y104   13,705     153,009    SH           SOLE    NONE          153,009
First Data Corp                      COM        319963104   16,380     390,000    SH           SOLE    NONE          390,000
Government Pptys Tr Inc              COM        38374W107   17,875   1,981,674    SH           SOLE    NONE        1,981,674
Great Lakes Bancorp Inc New          COM        390914109    7,869     489,659    SH           SOLE    NONE          489,659
Hercules Tech Growth Cap Inc         COM        427096508    5,735     447,021    SH           SOLE    NONE          447,021
Hospira Inc                          COM        441060100   15,607     407,800    SH           SOLE    NONE          407,800
MFA Mtg Invts Inc                    COM        55272X102    2,365     317,400    SH           SOLE    NONE          317,400
Sirius Satellite Radio Inc           COM        82966U103      980     250,000    SH           SOLE    NONE          250,000
Sun-Times Media Group Inc            COM        86688Q100    4,332     658,300    SH           SOLE    NONE          658,300
Transocean Inc                       ORD        G90078109    5,858      80,000    SH           SOLE    NONE           80,000
UnitedHealth Group Inc               COM        91324P102    7,385     150,100    SH           SOLE    NONE          150,100
Valero Gp Hldgs LLC             UNIT LLC INTS   91914G108    4,183     215,600    SH           SOLE    NONE          215,600
Viacom Inc New                      CL B        92553P201    6,395     172,000    SH           SOLE    NONE          172,000
Williams Cos Inc Del                 COM        969457100    3,533     148,000    SH           SOLE    NONE          148,000
XM Satellite Radio Hldgs Inc        CL A        983759101    3,483     270,000    SH           SOLE    NONE          270,000
                                                           170,399


SK 16233 0001 715713